Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR THE HARTFORD DIVIDEND AND GROWTH FUND AND THE HARTFORD GROWTH OPPORTUNITIES FUNDIMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY FOR THE HARTFORD EQUITY INCOME FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SMALL CAP GROWTH FUND,
AND HARTFORD SMALL CAP VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(3) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford Growth Opportunities Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford Growth Opportunities Fund is managed. The New Policy for The Hartford Growth Opportunities Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford Growth Opportunities Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included within a third-party growth index (e.g. the Russell 3000 Growth Index or the MSCI ACWI Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth. A company may be determined to be a growth company under any of these factors. (5) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a change to the non-fundamental 80% investment policy (“Investment Policy”) for The Hartford Small Cap Growth Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The change to the Investment Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The change to the Investment Policy is not expected to materially impact the manner in which The Hartford Small Cap Growth Fund is managed. The Hartford Small Cap Growth Fund’s Investment Policy related to investing at least 80% of its assets in common stocks of small capitalization companies will change to the following: “Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization growth companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford Small Cap Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:The Fund seeks its investment objective by investing primarily in common stocks of small capitalization companies that the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), believes have superior growth potential. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization growth companies. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included within a third-party growth index (e.g. the Russell 3000 Growth Index or the MSCI USA IMI Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth. A company may be determined to be a growth company under any of these factors.
The Hartford Growth Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR THE HARTFORD DIVIDEND AND GROWTH FUND AND THE HARTFORD GROWTH OPPORTUNITIES FUNDIMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY FOR THE HARTFORD EQUITY INCOME FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SMALL CAP GROWTH FUND,
AND HARTFORD SMALL CAP VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(3) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford Growth Opportunities Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford Growth Opportunities Fund is managed. The New Policy for The Hartford Growth Opportunities Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford Growth Opportunities Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included within a third-party growth index (e.g. the Russell 3000 Growth Index or the MSCI ACWI Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth. A company may be determined to be a growth company under any of these factors.
The Hartford Small Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR THE HARTFORD DIVIDEND AND GROWTH FUND AND THE HARTFORD GROWTH OPPORTUNITIES FUNDIMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY FOR THE HARTFORD EQUITY INCOME FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SMALL CAP GROWTH FUND,
AND HARTFORD SMALL CAP VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(5) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a change to the non-fundamental 80% investment policy (“Investment Policy”) for The Hartford Small Cap Growth Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The change to the Investment Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The change to the Investment Policy is not expected to materially impact the manner in which The Hartford Small Cap Growth Fund is managed. The Hartford Small Cap Growth Fund’s Investment Policy related to investing at least 80% of its assets in common stocks of small capitalization companies will change to the following: “Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization growth companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford Small Cap Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:The Fund seeks its investment objective by investing primarily in common stocks of small capitalization companies that the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), believes have superior growth potential. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization growth companies. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included within a third-party growth index (e.g. the Russell 3000 Growth Index or the MSCI USA IMI Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth. A company may be determined to be a growth company under any of these factors.